Shareholders Equity - Share Purchase Warrants and Deferred share unit plan (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	98,894
Number of other equity instruments outstanding in share-based payment arrangement at end of period	102,104	98,894
DSU plan
Stock-based payments
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	107,635	119,025
Granted	14,703	15,416
Settled	(12,210)	(26,806)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	110,128	107,635
DSU liability | $	$ 15.0	$ 14.9